Related Party Disclosures	12 Months Ended
Dec. 31, 2025
Related Party Disclosures [Abstract]
Related party disclosures
26.	Related party disclosures

a)	The consolidated financial statements include the financial statements of the Company and its subsidiaries and its respective ownership listed below:

% equity interest
DeFi Holdings (Bermuda) Ltd.	100
Reflexivity LLC	100
Valour Inc.	100
DeFi Europe AG	100
Stillman Digital Inc.	100
Stillman Bermuda Ltd.	100
Valour Digital Securities Limited	0

b)	Compensation of key management personnel of the Company

In accordance with IAS 24, key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the remuneration committee having regard to the performance of individuals and market trends. The remuneration of directors and other members of key management personnel during the years ended December 31, 2025 and 2024 were as follows:

	Year ended December 31,
	2025	2024
Short-term benefits	$4,351,709	$21,725,185
Shared-based payments	1,670,174	9,552,181
	$6,021,883	$31,277,366

During the year ended December 31, 2024, the Company paid management $20,000,000 and 3,998,508 DeFi shares valued at $6,273,870 related to DeFi Alpha trading profits.

c)	During the year ended December 31, 2025, the Company incurred $502,545 (December 31, 2024: $43,393) in legal fees to a firm in which a former director of the Company is a partner. At December 31, 2024, the Company had recorded $nil in accounts payable and accrued liabilities related to these legal expenses incurred in the ordinary course of business with this law firm.

During the year ended December 31, 2024, Valour purchased 1,320,130 USDT for EUR1,213,237 from a former director of Valour.

During the year ended December 31, 2024, the Company paid management $20,000,000 and 3,998,508 DeFi shares valued at $6,273,870 related to DeFi Alpha trading profits.

The Company has a diversified base of investors. To the Company’s knowledge, no one holds more than 10% of the Company’s shares on a basic share and partially diluted share basis as at December 31, 2025.

The Company announced a full-stack sovereign finance framework to modernize the $100 trillion sovereign debt market with SovFi, an entity held by the CEO, an Advisor and the President of the Company. The Company incurred $20,000 of legal fees related to SovFi in the twelve month period ended December 31, 2025 (December 31, 2024 - $Nil).

d)	The Company’s directors and officers may have investments in and hold management and/or director and officer positions in some of the investments that the Company holds. The following is a list of total investments and the nature of the relationship of the Company’s directors or officers with the investment as of December 31, 2025 and 2024.

Investment	Nature of relationship to investment	Estimated Fair Value
ZKP Corporation*	Former Director (Olivier Roussy Newton) of investee	$1,000,000
Global Benchmarks AB*	Share ownership of investee by director (Per Von Rosen)	199,875
Total investment - December 31, 2025		$1,199,875

* Private company

Investment	Nature of relationship to investment	Estimated Fair Value
Brazil Potash Corporation	Former Officer (Ryan Ptolemy) of investee	$778,085
ZKP Corporation*	Former Director (Olivier Roussy Newton) of investee	1,000,000
Total investment - December 31, 2024		$1,778,085

* Private company